Shareholders' Equity (Details Narrative)						1 Months Ended									3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 03, 2015 $ / shares shares	Jul. 14, 2014 shares	Mar. 18, 2014 $ / shares shares	Mar. 04, 2014 USD ($)	Feb. 12, 2014 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) $ / shares shares	Jan. 31, 2015 shares	Jul. 31, 2014 USD ($) $ / shares shares	May. 31, 2014 $ / shares shares	Jan. 31, 2014 USD ($) $ / shares shares	Nov. 30, 2013 USD ($) shares	Jun. 30, 2013 USD ($) shares	Feb. 28, 2013 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) shares	Dec. 31, 2013 USD ($) $ / shares shares	Sep. 30, 2014 shares	Apr. 30, 2014 $ / shares
Fair value of estimated consideration interest | $																			$ 1,000,000
Reverse stock split			1-for-10.9532 basis
Common stock, shares authorized			22,500,000			500,000,000									500,000,000		500,000,000		500,000,000		500,000,000
Common stock, par value | $ / shares			$ 0.01			$ 0.0001									$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized			2,500,000			20,000,000									20,000,000		20,000,000		20,000,000		20,000,000
Issuance of convertible preferred stock, shares						44,030									44,030		44,030		2,229,702		0
Convertible preferred stock price per share | $ / shares						$ 0.0001									$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Warrants to purchase of common stock, shares						19,692			3,289,086						19,692		19,692		19,692
Warrants exercise price per share | $ / shares						$ 4.00									$ 4.00		$ 4.00		$ 4.00
Number of common stock shares issued												389,790					3,938		3,938		319,000
Number of common stock issued | $																			$ 5,579,208		$ 1,197,550
Gross proceeds from issuance of common stock | $																					1,276,000
Gross proceeds in the form of promissory notes payable | $																	$ 750,000	$ 7,820,000	8,261,340		6,703,499
Conversion of debt into stock | $											$ 986,793			$ 6,744,139			752,000	$ 986,793	7,288,025		11,063,816
Debt converted into the stock shares											246,867			1,854,638
Proceeds from issuance of common stock | $																	33,829		5,579,208		$ 1,197,550
Per share price | $ / shares																					$ 4.00
Other expense | $																	7,906
Recognized expense | $															$ 3,704,682		3,704,682
Fair value of warrants | $												$ 681,189					2,646,170	$ (100,000)
Warrants value | $						$ 427,000									427,000		427,000		146,000
Fair value expense | $									$ 20,611												$ 3,000
Percentage of debt holders share premium														10.00%
Debt expense | $																					$ 674,414
Conversion stock amount | $																	3,704,682
Offered to exchange common stock description												Company offered to exchange 1 share of common stock for every 5 warrants outstanding.
Warrant to purchase common shares were cancelled												1,948,948
IPO [Member]
Debt converted into the stock shares		226,468
Former Noteholders [Member]
Number of common stock shares issued																					427,619
Fair value expense | $																			$ 1,710,475		$ 1,710,475
Converted price per share | $ / shares																			$ 9.00
Adjustment to Conversion price per share | $ / shares																			$ 4.00
IPO [Member]
Conversion of debt into stock | $									$ 6,301,241
Debt converted into the stock shares									5,139,169
Warrants [Member]
Warrant term									5 years
Warrants to purchase of common stock, shares									50,000					232,450					2,583,333
Warrants exercise price per share | $ / shares									$ 1.88		$ 3.60
Warrants adjusted price per share | $ / shares																							$ 1.40
Conversion of debt into stock | $																				$ 3,285,000
Debt converted into the stock shares																				821,250
Proceeds from issuance of common stock | $									$ 6,300,000
Recognized expense | $															$ 7,374		$ 7,374
Percentage of warrants issued equal to percentage of principal amount of debt											25.00%
Number of warrants to be issued upon achievement of certain performance goals									30,000
Issuance of warrants						50,000									50,000		50,000
Fair value of warrants | $						$ 4,587			$ 5,100,000					$ 157,000					$ 163,570
Gross proceeds from issuance of warrants | $							$ 5,000,000
Percentage of exercise price equal to initial public offering									125.00%
Warrants [Member] | Five Year Warrants [Member]
Warrants to purchase of common stock, shares							407,614												109,931
Per share price | $ / shares							$ 1.15												$ 1.15
Warrants [Member] | Private Placement [Member] | Five Year Warrants [Member]
Warrants to purchase of common stock, shares																			100,224
Warrants exercise price per share | $ / shares																			$ 2.00
Warrants [Member] | Three Directors [Member]
Warrants to purchase of common stock, shares																					78,125
Warrants expiration date																					Nov. 30, 2017
Fair value of warrants | $																					$ 1,191,000
Note payable to bank maximum guarantee | $																					1,041,000
Notes payable | $																					$ 389,000
Five Year Warrant [Member]
Warrant term																	5 years
Issuance of warrants						30,000									30,000		30,000
Fair value of warrants | $																	$ 2,787
Maximum [Member] | Warrants [Member]
Warrant term											5 years
Warrants exercise price per share | $ / shares														$ 5.00
Minimum [Member] | Warrants [Member]
Warrant term											3 years
Warrants exercise price per share | $ / shares														$ 4.00
Michael J. Hanson [Member]
Proceeds from issuance of convertible preferred stock and warrants | $																	2,200,000
Cancellation of debt amount | $																	$ 250,000
Shareholders [Member]
Number of common stock shares issued for merger, shares																			488,970
Board of Directors [Member]
Number of common stock shares issued for merger, shares																			382,809
Former Director [Member]
Conversion of debt into stock | $																			$ 1,100,000
James L. Davis [Member]
Warrant term						5 years
Warrants to purchase of common stock, shares						241,900									241,900		241,900
Warrants exercise price per share | $ / shares						$ .44									$ .44		$ .44
Two Directors [Member] | Warrants [Member]
Warrants exercise price per share | $ / shares																					$ 2.00
Conversion of debt into stock | $																	$ 2,875,000		$ 2,875,000
Debt converted into the stock shares																	718,750		718,750
Fair value of warrants | $																					$ 573
Number of warrants issued to short term notes																					302,500
Director [Member] | Warrants [Member] | Senior Secured Note Payable [Member]
Warrants to purchase of common stock, shares														281,250
Warrants exercise price per share | $ / shares														$ 4.00
Fair value of warrants | $														$ 205,000
Director [Member] | Five Year Warrant [Member]
Warrant term							5 years									5 years
Warrants to purchase of common stock, shares						241,900	407,614								241,900		241,900
Warrants adjusted price per share | $ / shares							$ 0.4816
Fair value of warrants | $							$ 76,489									$ 22,000
Lease term							3 years									2 years
Directors One [Member] | Warrants [Member]
Warrants to purchase of common stock, shares																					76,560
Fair value of warrants | $																					$ 389,000
Secure loan provided | $																					$ 1,105,000
Directors Two [Member] | Warrants [Member]
Warrants to purchase of common stock, shares																					8,291
Fair value of warrants | $																					$ 42,100
Michael Hanson [Member] | Warrants [Member]
Warrants to purchase of common stock, shares																			438,161
Percentage of common stock received by related parties																			100.00%
James Davis [Member] | Warrants [Member]
Warrants to purchase of common stock, shares																			591,432
Percentage of common stock received by related parties																			100.00%
Series A Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, shares						9,000									9,000		9,000		2,229,702
Convertible preferred stock price per share | $ / shares						$ 1.50									$ 1.50		$ 1.50		$ 1.50
Warrant term																	5 years		5 years
Warrants to purchase of common stock, shares						9,000									9,000		9,000		2,229,702
Warrants exercise price per share | $ / shares						$ 2.00									$ 2.00		$ 2.00		$ 2.00
Warrants adjusted price per share | $ / shares						$ 0.4816									$ 0.4816		$ 0.4816		$ 1.15
Proceeds from issuance of convertible preferred stock and warrants | $																			$ 3,000,000
Share price conversion adjustment, shares							2,238,702
Conversion of stock, shares issued							2,920,039
Series A Convertible Preferred Stock [Member] | Warrants [Member]
Warrant term																			5 years
Warrants to purchase of common stock, shares																			2,229,702
Warrants exercise price per share | $ / shares																			$ 2.00
Warrants adjusted price per share | $ / shares																			$ 1.15
Conversion of stock, shares issued																			9,000
Number of common stock shares issued																			2,229,702
Series A Convertible Preferred Stock [Member] | Warrants [Member] | Five Year Warrants [Member]
Issuance of convertible preferred stock, shares																			9,000
Warrant term																			5 years
Warrants to purchase of common stock, shares																			9,000
Warrants exercise price per share | $ / shares																			$ 2.00
Warrants adjusted price per share | $ / shares																			$ 1.15
Series A Convertible Preferred Stock [Member] | Five Year Warrant [Member]
Preferred stock, shares authorized																9,000
Warrant term																5 years
Warrants to purchase of common stock, shares																9,000
Warrants adjusted price per share | $ / shares																$ 0.4816
Series A Convertible Preferred Stock One [Member]
Issuance of convertible preferred stock, shares																			9,000
Convertible preferred stock price per share | $ / shares																			$ 1.50
Warrant term																			5 years
Warrants to purchase of common stock, shares																			9,000
Warrants exercise price per share | $ / shares																			$ 2.00
Warrants adjusted price per share | $ / shares																			$ 1.15
Series B Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, shares						2,065,891									2,065,891		2,065,891		2,065,891
Convertible preferred stock price per share | $ / shares						$ 1.15									$ 1.15		$ 1.15		$ 1.15
Warrant term																	5 years		5 years
Warrants to purchase of common stock, shares						2,065,891									2,065,891		2,065,891		2,065,891
Warrants exercise price per share | $ / shares						$ 1.15									$ 1.15		$ 1.15		$ 1.15
Warrants adjusted price per share | $ / shares						$ 0.4816									$ 0.4816		$ 0.4816
Proceeds from issuance of convertible preferred stock and warrants | $																			$ 2,200,000
Share price conversion adjustment, shares							2,065,891
Conversion of stock, shares issued							2,065,891
Debt converted into the stock shares																			2,229,702
Series B Convertible Preferred Stock [Member] | Warrants [Member] | Five Year Warrants [Member]
Issuance of convertible preferred stock, shares																			2,065,891
Warrant term																			5 years
Warrants to purchase of common stock, shares																			2,065,891
Warrants exercise price per share | $ / shares																			$ 1.15
Gross proceeds from issuance of warrants | $																			$ 5,000,000
Series B Convertible Preferred Stock [Member] | Five Year Warrant [Member]
Preferred stock, shares authorized																2,065,891
Warrant term																5 years
Warrants to purchase of common stock, shares																2,065,891
Warrants adjusted price per share | $ / shares																$ 0.4816
Series B Convertible Preferred Stock [Member] | Michael J. Hanson [Member]
Cancellation of debt amount | $																	$ 250,000		$ 250,000
Conversion of stock, shares issued	217,391
Series C Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, shares						44,030									44,030		44,030
Convertible preferred stock price per share | $ / shares						$ 100.00									$ 100.00		$ 100.00
Warrant term						5 years
Warrants to purchase of common stock, shares						10,057,119									10,057,119		10,057,119
Warrants exercise price per share | $ / shares						$ 0.4816									$ 0.4816		$ 0.4816
Preferred stock dividend rate																	10.00%
Preferred stock conversion price | $ / shares						$ 0.4378									$ 0.4378		$ 0.4378
Gross proceeds in the form of cash and noncash | $						$ 4,403,000
Gross proceeds in the form of cash | $						$ 2,951,000
Promissory notes term						150 days
Gross proceeds in the form of promissory notes payable | $						$ 950,000
Proceeds from issuance of common stock | $																	$ 10,000,000
Preferred stock converted of common stock closing price percentage																	100.00%
Percentage of preferred stock shares issued and outstanding						50.00%									50.00%		50.00%
Series C Convertible Preferred Stock [Member] | Five Year Warrant [Member]
Preferred stock, shares authorized						44,030									44,030		44,030
Warrant term																	5 years
Warrants to purchase of common stock, shares						10,057,119									10,057,119		10,057,119
Warrants adjusted price per share | $ / shares						$ 0.4816									$ 0.4816		$ 0.4816
Series C Convertible Preferred Stock [Member] | Michael J. Hanson [Member]
Warrant term						10 years
Warrants to purchase of common stock, shares						232,983									232,983		232,983
Warrants exercise price per share | $ / shares						$ 0.4378									$ 0.4378		$ 0.4378
Conversion of stock, shares issued						1,020
Conversion of debt into stock | $						$ 3,020											$ 302,000
Debt converted into the stock shares																	3,020
Series C Convertible Preferred Stock [Member] | James L. Davis [Member]
Conversion of debt into stock | $																	$ 2,000
Debt converted into the stock shares																	200,000
Series C Preferred Stock Offering [Member]
Warrants adjusted price per share | $ / shares						$ 0.4816									$ 0.4816		$ 0.4816
Fair value of warrants | $						$ 28,578
Lease term						3 years
Series A ,B and C Convertible Preferred Stock [Member]
Fair value of warrants | $															$ 2,083,487		$ 2,083,487
Series A ,B and C Convertible Preferred Stock Holders [Member]
Warrant liability | $						$ 2,083,487									$ 2,083,487		$ 2,083,487
Sharesholders [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock conversion price | $ / shares						$ 0.4378									$ 0.4378		$ 0.4378
Proceeds from issuance of common stock | $																	$ 10,000,000
Preferred stock converted of common stock closing price percentage																	100.00%
Percentage of preferred stock shares issued and outstanding						50.00%									50.00%		50.00%
Series A and B Convertible Preferred Holders [Member]
Convertible preferred stock price per share | $ / shares	$ 1.15					$ 1.15									$ 1.15		$ 1.15
Warrants adjusted price per share | $ / shares						$ 0.4816									$ 0.4816		$ 0.4816
Number of common stock shares issued							74,765										74,765
Preferred stock dividend rate							8.00%										8.00%
Minimum aggregate financing required after closing for full ratchet | $							$ 5,000,000										$ 5,000,000
Series A and B Convertible Preferred Holders [Member] | Maximum [Member]
Warrants exercise price per share | $ / shares	2.00
Preferred stock conversion price | $ / shares	1.50
Series A and B Convertible Preferred Holders [Member] | Minimum [Member]
Warrants exercise price per share | $ / shares	1.15
Preferred stock conversion price | $ / shares	$ 1.15
Investor [Member]
Number of common stock shares issued																			2,222
Investor [Member] | Warrants [Member]
Warrant term																			5 years
Warrants to purchase of common stock, shares																			325,324
Conversion of stock, shares issued																			162,662
Per share price | $ / shares																			$ 1.50
Fair value of warrants | $																			$ 590,320
Reduction to additional paid in capital and accumulated deficit | $																			$ 60,327
Lender [Member]
Conversion of debt into stock | $													$ 140,000
Debt converted into the stock shares													35,000
Former Sharesholders [Member] | Series A and B Preferred Stock [Member]
Conversion of stock, shares issued																	8,232,628
Consulting [Member]
Warrant term										5 years
Number of warrants to be issued upon the completion of an IPO										50,000
Number of warrants to be issued upon achievement of certain performance goals										30,000												30,000
Issuance of warrants																						50,000
Consulting [Member] | IPO [Member]
Warrants exercise price per share | $ / shares										$ 1.50
Number of warrants to be issued upon the completion of an IPO										50,000
Number of warrants to be issued upon achievement of certain performance goals										30,000
Three Individual Investors [Member]
Warrant term								10 years
Warrants to purchase of common stock, shares								75,000
Fair value of warrants | $																	$ 11,238
Placement Agents [Member] | Warrants [Member]
Warrant term																	5 years
Warrants to purchase of common stock, shares						270									270		270
Placement Agents [Member] | Warrant One [Member]
Warrants to purchase of common stock, shares						109,931									109,931		109,931
Placement Agents [Member] | Warrant Two [Member]
Warrants to purchase of common stock, shares						73,940									73,940		73,940
Placement Agents [Member] | Warrant Three [Member]
Warrants to purchase of common stock, shares						703,997									703,997		703,997
Placement Agents [Member] | Warrant Four [Member]
Warrants to purchase of common stock, shares						241,746									241,746		241,746
Former Series A and B Preferred Stock Holders [Member]
Conversion of debt into stock | $																	$ 8,232,628
Former Series A and B Preferred Stock Holders [Member] | Maximum [Member]
Warrants exercise price per share | $ / shares						$ 1.15									$ 1.15		$ 1.15
Former Series A and B Preferred Stock Holders [Member] | Minimum [Member]
Warrants exercise price per share | $ / shares						0.4816									0.4816		0.4816
Scarsdale Equities LLC [Member] | Maximum [Member]
Warrants exercise price per share | $ / shares						1.15									1.15		1.15
Scarsdale Equities LLC [Member] | Minimum [Member]
Warrants exercise price per share | $ / shares						$ 0.4816									$ 0.4816		$ 0.4816
Scarsdale Equities LLC [Member] | Series C Convertible Preferred Stock [Member]
Warrant term																	5 years
Warrants to purchase of common stock, shares						703,997									703,997		703,997
Warrants exercise price per share | $ / shares						$ 0.4816									$ 0.4816		$ 0.4816
Former Senior Lender [Member]
Warrants to purchase of common stock, shares						76,228									76,228		76,228
Former Senior Lender [Member] | Series C Preferred Stock Offering [Member]
Warrants adjusted price per share | $ / shares						$ 0.35									$ 0.35		$ 0.35
Conversion of stock, shares issued																	1,960,143
Two Directors [Member] | Warrants [Member]
Warrant term																			5 years
Fair value of warrants | $																			$ 46,000
DE Acquisition 2, Inc [Member]
Conversion shares of common stock ratio					10.9532
Percentage of hold of fully diluted shares of outstanding					3.00%
Percentage of interest					3.00%
Fair value of estimated consideration interest | $					$ 507,000
Long term debt assumed | $					$ 85,105
DE Acquisition 2, Inc [Member] | Sharesholders [Member]
Additional common stock shares issued for merger					32,484
Number of common stock shares issued for merger, shares																	456,486
DeviceFidelty, Inc [Member]
Fair value of estimated consideration interest | $				$ 1,000,000
Number of common stock shares issued																			4,500,000
Proceeds from issuance of common stock | $																			$ 6,750,000
Per share price | $ / shares																			$ 1.50
Select Mobile Money [Member]
Fair value of estimated consideration interest | $				$ 1,000,000
Select Mobile Money [Member] | Board Of Directors [Member]
Number of common stock shares issued for merger, shares																	332,028